Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jul. 01, 2023
Entity Registrant Name	MassMutual Advantage Funds
Entity Central Index Key	0001859808
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 01, 2023
Document Effective Date	Jul. 01, 2023
Prospectus Date	Feb. 01, 2023
MassMutual Global Floating Rate Fund | Class C
Prospectus:
Trading Symbol	BXFCX
MassMutual Global Floating Rate Fund | Class I
Prospectus:
Trading Symbol	BXFIX
MassMutual Global Floating Rate Fund | Class Y
Prospectus:
Trading Symbol	BXFYX
MassMutual Global Floating Rate Fund | Class L
Prospectus:
Trading Symbol	BXFAX
MassMutual Global Credit Income Opportunities Fund | Class I
Prospectus:
Trading Symbol	BXITX
MassMutual Global Credit Income Opportunities Fund | Class L
Prospectus:
Trading Symbol	BXIAX
MassMutual Global Credit Income Opportunities Fund | Class Y
Prospectus:
Trading Symbol	BXIYX
MassMutual Global Credit Income Opportunities Fund | Class C
Prospectus:
Trading Symbol	BXICX
MassMutual Emerging Markets Debt Blended Total Return Fund | Class I
Prospectus:
Trading Symbol	BXEIX
MassMutual Emerging Markets Debt Blended Total Return Fund | Class L
Prospectus:
Trading Symbol	BXEAX
MassMutual Emerging Markets Debt Blended Total Return Fund | Class Y
Prospectus:
Trading Symbol	BXEYX
MassMutual Emerging Markets Debt Blended Total Return Fund | Class C
Prospectus:
Trading Symbol	BXECX
MassMutual Global Emerging Markets Equity Fund | Class I
Prospectus:
Trading Symbol	BXQIX
MassMutual Global Emerging Markets Equity Fund | Class L
Prospectus:
Trading Symbol	BXQAX
MassMutual Global Emerging Markets Equity Fund | Class Y
Prospectus:
Trading Symbol	BXQYX
MassMutual Global Emerging Markets Equity Fund | Class C
Prospectus:
Trading Symbol	BXQCX